OPERATING REVENUES - Schedule of contract assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Voyages in progress (contract assets)	$ 10,801	$ 15,651
Trade accounts receivable	7,144	11,066
Other current assets (capitalized fulfillment costs)	2,436	3,558
Total	$ 20,381	$ 30,275